Other Financial Liabilities - Current - Summary of Other Current Financial Liabilities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Categories of current financial liabilities [abstract]
Liability towards vehicles sold under repurchase arrangements	₨ 44,235.8	$ 678.7	₨ 28,283.8
Interest accrued but not due	10,957.2	168.1	9,432.4
Lease liabilities	222.3	3.4	221.3
Derivative financial instruments	62,076.6	952.5	142,579.5
Deferred payment liability			700.8
Unclaimed matured fixed deposits	107.7	1.7	126.2
Others	1,519.0	23.3	858.0
Total	₨ 119,118.6	$ 1,827.7	₨ 182,202.0